Property, plant and equipment - Accumulated (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 40,113
Property, plant and equipment at end of the period	41,243	€ 40,113
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	74,566	72,517
Exchange movements	213	(1,058)
Arising on acquisition	93	3,691
Additions	5,713	5,237
Disposals	(2,612)	(3,269)
Disposal of subsidiaries		(2,873)
Other	316	321
Property, plant and equipment at end of the period	78,289	74,566
Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(45,847)
Exchange movements	(122)	(519)
Charge for the year	5,766	5,995
Disposals	2,545	3,187
Disposal of subsidiaries		2,034
Other	74	100
Balance, before reclassification as held for sale		46,202
Property, plant and equipment at end of the period	(49,619)
Land and buildings
Reconciliation of property, plant and equipment
Net book value of assets recognised in the course of construction	15	34
Land and buildings | Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,261	2,257
Exchange movements	25	(58)
Arising on acquisition	74	49
Additions	47	76
Disposals	(100)	(51)
Disposal of subsidiaries		(22)
Other	8	10
Property, plant and equipment at end of the period	2,315	2,261
Land and buildings | Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(1,244)
Exchange movements	(8)	(21)
Charge for the year	39	109
Disposals	97	42
Disposal of subsidiaries		17
Other	(3)	(4)
Balance, before reclassification as held for sale		1,269
Property, plant and equipment at end of the period	€ (1,216)
Freehold buildings | Minimum
Property, plant and equipment
Useful life	25 years
Freehold buildings | Maximum
Property, plant and equipment
Useful life	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Net book value of assets recognised in the course of construction	€ 2,243	1,914
Assets held under operating leases	1,102	1,288
Equipment, fixtures and fittings | Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	72,305	70,260
Exchange movements	188	(1,000)
Arising on acquisition	19	3,642
Additions	5,666	5,161
Disposals	(2,512)	(3,218)
Disposal of subsidiaries		(2,851)
Other	308	311
Property, plant and equipment at end of the period	75,974	72,305
Assets held under operating leases	2,930	2,966
Equipment, fixtures and fittings | Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(44,603)
Exchange movements	(114)	(498)
Charge for the year	5,727	5,886
Disposals	2,448	3,145
Disposal of subsidiaries		2,017
Other	77	104
Balance, before reclassification as held for sale		44,933
Property, plant and equipment at end of the period	(48,403)
Assets held under operating leases	€ 1,828	€ 1,678
Network infrastructure and other | Minimum
Property, plant and equipment
Useful life	1 year
Network infrastructure and other | Maximum
Property, plant and equipment
Useful life	35 years
Vodafone Egypt | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at end of the period	€ 818
Assets and liabilities classified as held for sale | Vodafone Egypt | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at end of the period	€ 37